Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Total	Series A Convertible Preferred Stock	Series Seed Convertible Preferred Stock	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Temporary equity, beginning balance (in shares) at Jun. 17, 2024			20,000,000
Temporary equity, beginning balance at Jun. 17, 2024			$ 2
Beginning balance (in shares) at Jun. 17, 2024				20,000,000	3,672,794
Beginning balance at Jun. 17, 2024	$ 1			$ 2	$ 1
Net loss	(590)					$ 0		$ (590)
Temporary equity, ending balance (in shares) at Jun. 30, 2024			20,000,000
Temporary equity, ending balance at Jun. 30, 2024			$ 2
Ending balance (in shares) at Jun. 30, 2024					3,672,794
Ending balance at Jun. 30, 2024	(589)				$ 1			(590)
Temporary equity, beginning balance (in shares) at Jun. 17, 2024			20,000,000
Temporary equity, beginning balance at Jun. 17, 2024			$ 2
Beginning balance (in shares) at Jun. 17, 2024				20,000,000	3,672,794
Beginning balance at Jun. 17, 2024	1			$ 2	$ 1
Net loss	(16,867)
Temporary equity, ending balance (in shares) at Sep. 30, 2024			20,000,000
Temporary equity, ending balance at Sep. 30, 2024			$ 2
Ending balance (in shares) at Sep. 30, 2024					3,672,794
Ending balance at Sep. 30, 2024	(16,863)				$ 1	3		(16,867)
Temporary equity, beginning balance (in shares) at Jun. 17, 2024			20,000,000
Temporary equity, beginning balance at Jun. 17, 2024			$ 2
Beginning balance (in shares) at Jun. 17, 2024				20,000,000	3,672,794
Beginning balance at Jun. 17, 2024	1			$ 2	$ 1
Stock-based compensation	179					179
Net loss	(46,979)							(46,979)
Temporary equity, ending balance (in shares) at Dec. 31, 2024			20,000,000
Temporary equity, ending balance at Dec. 31, 2024			$ 2
Ending balance (in shares) at Dec. 31, 2024				20,000,000	3,672,794
Ending balance at Dec. 31, 2024	(46,799)			$ 2	$ 1	179		(46,979)
Temporary equity, beginning balance (in shares) at Jun. 30, 2024			20,000,000
Temporary equity, beginning balance at Jun. 30, 2024			$ 2
Beginning balance (in shares) at Jun. 30, 2024					3,672,794
Beginning balance at Jun. 30, 2024	(589)				$ 1			(590)
Stock-based compensation	3					3
Net loss	(16,277)					0		(16,277)
Temporary equity, ending balance (in shares) at Sep. 30, 2024			20,000,000
Temporary equity, ending balance at Sep. 30, 2024			$ 2
Ending balance (in shares) at Sep. 30, 2024					3,672,794
Ending balance at Sep. 30, 2024	(16,863)				$ 1	3		(16,867)
Temporary equity, beginning balance (in shares) at Dec. 31, 2024			20,000,000
Temporary equity, beginning balance at Dec. 31, 2024			$ 2
Beginning balance (in shares) at Dec. 31, 2024				20,000,000	3,672,794
Beginning balance at Dec. 31, 2024	(46,799)			$ 2	$ 1	179		(46,979)
Stock-based compensation	1,458					1,458
Net loss	(38,169)							(38,169)
Temporary equity, ending balance (in shares) at Mar. 31, 2025			20,000,000
Temporary equity, ending balance at Mar. 31, 2025			$ 2
Ending balance (in shares) at Mar. 31, 2025					3,672,794
Ending balance at Mar. 31, 2025	(83,510)				$ 1	1,637		(85,148)
Temporary equity, beginning balance (in shares) at Dec. 31, 2024			20,000,000
Temporary equity, beginning balance at Dec. 31, 2024			$ 2
Beginning balance (in shares) at Dec. 31, 2024				20,000,000	3,672,794
Beginning balance at Dec. 31, 2024	(46,799)			$ 2	$ 1	179		(46,979)
Net loss	(95,478)
Temporary equity, ending balance (in shares) at Sep. 30, 2025		12,622
Temporary equity, ending balance at Sep. 30, 2025		$ 2
Ending balance (in shares) at Sep. 30, 2025					32,626,730
Ending balance at Sep. 30, 2025	179,346				$ 3	321,769	$ 29	(142,457)
Temporary equity, beginning balance (in shares) at Mar. 31, 2025			20,000,000
Temporary equity, beginning balance at Mar. 31, 2025			$ 2
Beginning balance (in shares) at Mar. 31, 2025					3,672,794
Beginning balance at Mar. 31, 2025	(83,510)				$ 1	1,637		(85,148)
Exchange of Series Seed convertible preferred stock for Series A non-voting convertible preferred stock upon the closing of the reverse recapitalization (in shares)		12,622	(20,000,000)
Exchange of Series Seed convertible preferred stock for Series A non-voting convertible preferred stock upon the closing of the reverse recapitalization	2	$ 2	$ (2)
Conversion of convertible notes (including accrued interest and discount) into common stock and pre-funded warrants upon the closing of the reverse recapitalization (in shares)					9,433,831
Conversion of convertible notes (including accrued interest and discount) into common stock and pre-funded warrants upon the closing of the reverse recapitalization	129,184				$ 1	129,183
Issuance of common stock and pre-funded warrants in the Pre-Closing Financing (in shares)					18,301,109
Issuance of common stock and pre-funded warrants in the Pre-Closing Financing	205,000				$ 1	204,999
Issuance costs of Pre-Closing Financing and reverse recapitalization	(18,887)					(18,887)
Issuance of common stock to former stockholders of Aerovate in connection with the closing of the reverse recapitalization (in shares)					828,143
Issuance of common stock to former stockholders of Aerovate in connection with the closing of the reverse recapitalization	(448)					(448)
Issuance of common stock in connection with exercise of pre-funded warrants (in shares)					390,853
Foreign currency translation adjustment	(24)						(24)
Stock-based compensation	2,373					2,373
Net loss	(32,134)							(32,134)
Temporary equity, ending balance (in shares) at Jun. 30, 2025		12,622
Temporary equity, ending balance at Jun. 30, 2025		$ 2
Ending balance (in shares) at Jun. 30, 2025					32,626,730
Ending balance at Jun. 30, 2025	201,556				$ 3	318,857	(24)	(117,282)
Foreign currency translation adjustment	18						18
Unrealized gain on investments	35						35
Stock-based compensation	2,912					2,912
Net loss	(25,175)							(25,175)
Temporary equity, ending balance (in shares) at Sep. 30, 2025		12,622
Temporary equity, ending balance at Sep. 30, 2025		$ 2
Ending balance (in shares) at Sep. 30, 2025					32,626,730
Ending balance at Sep. 30, 2025	$ 179,346				$ 3	$ 321,769	$ 29	$ (142,457)